Supplement to the currently effective prospectus for each of the listed portfolios:


The following information supplements or replaces similar disclosure in each of the following portfolio's currently effective prospectuses:


--------------------------------------------------------------------------------

Scudder Variable Series I

Bond Portfolio



Scudder Variable Series II

Scudder Fixed Income Portfolio


On July 7, 2005, Deutsche Bank AG, the parent company of each portfolio's investment advisor, entered into an agreement with Aberdeen Asset Management PLC ("Aberdeen") to sell parts of its asset management business based in London and Philadelphia. Under this agreement, it is proposed that the current investment advisor, Deutsche Investment Management Americas Inc. ("DeIM"), would remain as investment advisor to each of the above-referenced portfolios and that an affiliate of Aberdeen would become subadvisor to the portfolios, subject to Board and shareholder approval and satisfaction of certain other conditions. The high yield portion of Bond Portfolio will continue to be managed by the investment advisor. Subject to necessary approvals, these changes are expected to take effect on or about November 30, 2005.


The following information supplements or replaces similar disclosure in each of the following portfolio's currently effective prospectuses:


--------------------------------------------------------------------------------

Scudder Variable Series I

International Portfolio



Scudder Variable Series II

Scudder International Select Equity Portfolio

Scudder Strategic Income Portfolio

Scudder Total Return Portfolio


On July 7, 2005, Deutsche Bank AG, the parent company of each portfolio's investment advisor, entered into an agreement (the "Transaction") with Aberdeen Asset Management PLC ("Aberdeen") to sell parts of its asset management business based in London and Philadelphia.

Each portfolio's current investment advisor is Deutsche Investment Management Americas Inc. ("DeIM") and Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), which is proposed to be sold to Aberdeen, is each portfolio's subadvisor. Each portfolio's Board will allow these subadvisory agreements with DeAMIS, due for renewal on September 30, 2005, to expire and only the advisory agreements with DeIM will be approved for continuation. Aberdeen will play no role in managing these funds.

The following information supplements and replaces similar disclosure in the following portfolios' prospectuses:


International Portfolio

Scudder International Select Equity Portfolio


The following person handles the day-to-day management of each portfolio as of September 30, 2005.

Matthias Knerr, CFA
Director, Deutsche Asset Management and Manager of the portfolio.
  o Joined Deutsche Asset Management in 1995 and the portfolio in 2004.
  o Portfolio manager for EAFE Equities
    and Global Equities.
  o BS, Pennsylvania State University.

The portfolio's Statement of Additional Information provides additional information about the portfolio manager's investments in the portfolio, a description of his compensation structure and information regarding other accounts he manages.



The following information supplements and replaces similar disclosure with respect to the portfolio in the following portfolio's prospectuses:

Scudder Strategic Income Portfolio

The portfolio is managed by a team of investment professionals each of whom plays an important role in the portfolio's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor and its affiliates believe the team approach benefits portfolio investors by bringing together many disciplines and leveraging the advisor's extensive resources.

The portfolio is managed by a team of portfolio managers across a range of investment strategies. The lead portfolio manager is responsible for the portfolio's overall investment strategy as well as the allocation of assets to the portfolio management teams of the underlying investment strategies. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio for their investment strategy, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio as of September 30, 2005.

Jan C. Faller                                      Andrew P. Cestone
Managing Director of Deutsche Asset                Managing Director of Deutsche Asset
Management and Lead Portfolio Manager of           Management and Portfolio Manager of
the portfolio.                                     the portfolio.
o Joined Deutsche Asset Management in 1999          o Joined Deutsche Asset Management in 1998
  and the portfolio in 2000 after nine years          and the portfolio in 2002.
  of experience as investment manager for           o Head of High Yield.
  PanAgora Asset Management and banking             o Five years of experience as an investment
  officer for Wainwright Bank & Trust Co.             analyst at Phoenix Investment Partners and
o Portfolio manager for Enhanced Strategies &         as a credit officer in the asset-based
  Mutual Funds Group: New York.                       lending group at Fleet Financial Group.
o BA, Westmont College; MBA, Amos Tuck              o BA, University of Vermont.
  School, Dartmouth College.

The portfolio's Statement of Additional Information provides additional information about the portfolio managers' investments in the portfolio, a description of their compensation structure and information regarding other accounts they manage.

The following information supplements and replaces similar disclosure in the following portfolio's prospectuses:

Scudder Total Return Portfolio

The portfolio is managed by a team of investment professionals each of whom plays an important role in the portfolio's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor and its affiliates believe the team approach benefits portfolio investors by bringing together many disciplines and leveraging the advisor's extensive resources.

The portfolio is managed by a team of portfolio managers across a range of investment strategies. The lead portfolio manager is responsible for the portfolio's overall investment strategy as well as the allocation of assets to the portfolio management teams of the underlying investment strategies. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio for their investment strategy, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio as of September 30, 2005. Mr. Gagnier will not be employed by the advisor as of November 30, 2005 and will no longer manage the portfolio.

Arnim S. Holzer                                    Jan C. Faller, CFA
Director of Deutsche Asset Management and Lead     Managing Director of Deutsche Asset
Portfolio Manager of the portfolio.                Management and Portfolio Manager of
 o Joined Deutsche Asset Management in 1999,       the portfolio.
   having served with the equity and                o Joined Deutsche Asset Management in 1999
   fixed-income investment committees.                and the portfolio in 2005 after nine years
 o Senior Investment Strategist for                   of experience as investment manager for
   Asset Allocation.                                  PanAgora Asset Management and banking
 o Previous experience includes 18 years of           officer for Wainwright Bank & Trust Co.
   investment industry experience, including        o Portfolio manager for Enhanced Strategies
   three years managing Emerging Markets Fixed        & Mutual portfolios Group: New York.
   Income, Emerging Markets Equity and              o BA, Westmont College; MBA, Amos Tuck
   Emerging Markets balanced accounts at              School, Dartmouth College.
   Deltec Asset Management Corporation.
 o Joined the portfolio in 2004.                   J. Christopher Gagnier
 o MBA, Fordham University.                        Managing Director of Deutsche Asset Management
                                                   and Portfolio Manager of the portfolio.
Andrew P. Cestone                                   o Joined Deutsche Asset Management in 1997
Managing Director of Deutsche Asset Management        and the portfolio in 2002.
and Portfolio Manager of the portfolio.             o Prior to that, portfolio manager,
 o Joined Deutsche Asset Management in 1998           PaineWebber, from 1984 to 1997.
   and the portfolio in 2002.                       o Began investment career in 1979.
 o Head of High Yield.                              o MBA, University of Chicago.
 o Five years of experience as an investment
   analyst at Phoenix Investment Partners and      Thomas F. Sassi
   as a credit officer in the asset-based          Managing Director of Deutsche Asset Management
   lending group at Fleet Financial Group.         and Portfolio Manager of the portfolio.
 o BA, University of Vermont.                       o Joined Deutsche Asset Management in 1996
                                                      and the portfolio in 2004.
William Chepolis, CFA                               o Over 32 years of investment industry
Managing Director of Deutsche Asset Management        experience.
and Portfolio Manager of the portfolio.             o MBA, Hofstra University.
 o Joined Deutsche Asset Management in 1998
   after 13 years of experience as vice            Julie M. Van Cleave, CFA
   president and portfolio manager for Norwest     Managing Director of Deutsche Asset Management
   Bank where he managed the bank's fixed          and Portfolio Manager of the portfolio.
   income and foreign exchange portfolios.          o Joined Deutsche Asset Management and the
 o Senior Portfolio Manager for Mortgage              portfolio in 2002.
   Backed Securities, New York.                     o Head of Large Cap Growth Portfolio
 o Joined the portfolio in 2005.                      Selection Team.
 o BIS, University of Minnesota.                    o Previous experience includes 18 years
                                                      of investment industry experience at Mason
                                                      Street Advisors, as Managing Director and
                                                      team leader for the large cap investment
                                                      team.
                                                    o MBA, University of Wisconsin -- Madison.

The portfolio's Statement of Additional Information provides additional information about the portfolio managers' investments in the portfolio, a description of their compensation structure and information regarding other accounts they manage.

               Please Retain This Supplement for Future Reference



September 23, 2005